Income tax (Tables)	12 Months Ended
Dec. 31, 2017
Income tax
Schedule of current and deferred portion of income tax expenses
	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Current tax expenses	414,952	762,540	675,396
Deferred tax	5,047	(30,553)	(29,035)

Total	419,999	731,987	646,361

Schedule of reconciliations of differences between PRC statutory income tax rate and effective income tax rate

	Years ended December 31,
	2015	2016	2017
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	—	—	(7.67)%
R&D super deduction	(0.25)%	(0.18)%	(0.29)%
Non-deductible expenses	2.44%	0.72%	0.53%
Non-taxable income	(3.20)%	(0.09)%	—
Different tax rate of subsidiary operation in other jurisdiction	—	0.58%	(0.63)%
True up	—	(0.08)%	(0.02)%
Others	(0.02)%	—	—

	23.97%	25.95%	16.92%

Schedule of components of deferred income tax assets and liabilities

	As of December 31,
	2016	2017
Deferred tax assets:
Accrued expense	80,099	75,858
Net loss carryforward	12,752	35,021
Financial subsidy	1,468	19,400
Depreciation for property and equipment	7,843	13,553
Unrealized gain for intragroup transaction	5,587	5,105
Provision for allowance for doubtful accounts	1,281	3,826
Total deferred tax assets	109,030	152,763

Deferred tax liabilities:

Difference in basis of land use rights	(130,520)	(146,740)
Difference in basis of intangible assets	—	(10,580)

Total deferred tax liabilities	(130,520)	(157,320)